Current and non-current provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Current and non-current provisions
Note 23 - Current and non-current provisions
Changes in the Group’s current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2023	123,529	13,418	—	4,063	141,010
Additions	91,240	2,832	35,676	19,702	149,450
Utilization	(44,995)	(11,704)	—	(13,053)	(69,752)
Reversals	(17,091)	(1,825)	—	(2,242)	(21,158)
Unwinding of discount and effect in changes due to discount rate	(10,975)	—	—	—	(10,975)
Calculated translational difference	2,985	501	—	292	3,778
Balance as of December 31, 2023	$144,693	$3,222	$35,676	$8,762	$192,353
of which current	44,582	2,139	35,676	6,348	88,745
of which non-current	100,111	1,083	—	2,414	103,608

Balance as of January 1, 2024	144,693	3,222	35,676	8,762	192,353
Additions	71,821	259	—	13,562	85,642
Utilization	(41,579)	(1,154)	(5,082)	(11,012)	(58,827)
Reversals	(40,186)	(215)	(3,459)	(180)	(44,040)
Unwinding of discount and effect in changes due to discount rate	3,075	—	—	—	3,075
Calculated translational difference	(9,233)	(1,210)	—	(234)	(10,677)
Balance as of December 31, 2024	$128,591	$902	$27,135	$10,898	$167,526
of which current	36,640	902	27,135	8,092	72,769
of which non-current	91,951	—	—	2,806	94,757
Litigation
Per the terms of the BCA governing the merger with GGI discussed in Note 1 - Overview and basis of preparation, Polestar is obligated to indemnify directors, officers, and employees of GGI for six years following the Closing of the merger. In August 2023, former public stakeholders of GGI filed a legal claim against certain directors, officers, and employees of GGI; alleging certain misconduct by these individuals with respect to their duties to GGI's stakeholders during and prior to GGI's merger with Polestar. As of December 31, 2024 and 2023, Polestar maintains a provision for $27,135 and $35,676, respectively, relating to its indemnification obligation towards the defendants, which is based on estimates of future expenditure, including related legal costs. Polestar's directors and officers insurance policy applies to the legal claim and provides coverage for up to $10,000 of costs after $5,000 has been paid by Polestar. However, as of December 31, 2024, and 2023, only $8,886 and $10,000, respectively, has been recognized and included in other current assets on the Consolidated Statement of Financial Position as a virtually certain recovery. As the outcome of the litigation includes inherent uncertainty, the final expenditure may not be known until there is a final and unappealable judgment. Polestar’s estimates of its obligation could change in the future if new facts and circumstances arise as the legal proceedings continue to develop.